Key Management Personnel Remuneration (Tables) (Bendon Limited)	12 Months Ended
Jan. 31, 2018
Bendon Limited [Member]
KeyManagementPersonnelRemunerationLineItems [Line Items]
Disclosure of Detailed Information About Key Management Personnel

Key management personnel remuneration included within employee expenses for the period is shown below:

	For the Year	For the 7
	Ended	Months Ended	For the Year	For the Year
	31 January	31 January	Ended 30 June	Ended 30 June
	2018	2017	2016	2015
	NZ$	NZ$	NZ$	NZ$
Short-term employee benefits	1,742,530	1,492,015	1,751,710	2,039,156
	1,742,530	1,492,015	1,751,710	2,039,156